Subsequent Events - Additional information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified			0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jul. 09, 2014 Subsequent Events [Member] Metric_Tons m Vehicle	Jul. 09, 2014 Subsequent Events [Member] Vehicle	Jul. 17, 2014 Subsequent Events [Member] Common Stock [Member]	Jul. 17, 2014 Subsequent Events [Member] Common Stock [Member]	Jul. 17, 2014 Subsequent Events [Member] Common Stock [Member] Over-Allotment Option [Member]	Jul. 09, 2014 Russia- based Novatek OAO [Member] Subsequent Events [Member]	Jul. 09, 2014 France-based Total S.A. [Member] Subsequent Events [Member]	Jul. 09, 2014 China-based China National Petroleum Corporation [Member] Subsequent Events [Member]	Jul. 09, 2014 China Lng [Member] Subsequent Events [Member] Vessel m3	Jul. 09, 2014 China Lng [Member] Subsequent Events [Member]	Jul. 17, 2014 China Lng [Member] Subsequent Events [Member] Common Stock [Member]
Subsequent Event [Line Items]
Ownership percentage								60.00%	20.00%	20.00%
Joint venture ownership percentage												50.00%
Number of trains				3
Expected capacity of trains			16,500,000
Number of vessels											6
Volume of vessels											172,000
Maximum icebreaking capabilities in meters			2.1
Fully built-up cost											$ 2,100,000,000
Common units issued upon exercise of underwriters					3.1		0.3
Issuance of common units in public offering, Per unit						$ 44.65
Proceeds from public offering					140,800,000
General partner's proportionate capital contribution					2.00%
Net proceeds from public offering					140,500,000
First installment payment	$ 117,778,000	$ 97,207,000											$ 95,000,000